UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21260


                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 74746
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


    Scott Van Den Berg, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 512-329-0050
                                                            ------------

                   Date of fiscal year end: February 29, 2004
                                            -----------------


                   Date of reporting period: February 29, 2004
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.







________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________

                   a series of the CM Advisers Family of Funds




                                  Annual Report


                      FOR THE YEAR ENDED FEBRUARY 29, 2004




                               INVESTMENT ADVISER
                          Van Den Berg Management, Inc.
                            (d/b/a CM Fund Advisers)
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746


                                CM ADVISERS FUND
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.

                                CM ADVISERS FUND


                                                                  April 29, 2004

Dear Shareholder:

This annual report covers the CM Advisers Fund (hereafter the "Fund") for the first fiscal year which ended February 29, 2004. The Fund opened on May 13, 2003 with an initial net asset value (NAV) of $10.00 and has increased 7.40% to a NAV of $10.74 at the fiscal year-end February 29, 2004. In comparison, the Russell 3000, which is the Fund's benchmark, increased by 25.36%.

U.S. equity returns were positive in 2003, the first time in three years. On a calendar basis, the S&P 500 Index increased 26.38% while the Russell 3000 Index increased 25.36%. Before the CM Advisers Fund began operations on May 13, 2003, the S&P 500 and the Russell 3000 had already increased 22.65% and 22.25%, respectively, from their October 9, 2002 lows.

Consequently, opportunities to buy undervalued assets were limited, as we believe that most stocks had risen to levels offering little reward potential for the inherent risks. However, the equities we purchased did very well. The Fund's equities, which represent 17.15% of the Fund's total assets as of February 29, 2004, appreciated 27.29% using a simple return basis from the Fund's inception to the end of the fiscal year. This compares favorably to the S&P 500 Index, which appreciated 21.50 % over the same time period. However, if a time-weighted return is used, it will illustrate that the equities alone appreciated by 44.70% during the same time period. A time-weighted rate of return minimizes the effects of incoming and outgoing cash flows by determining the rate of return for the interim periods between cash flows and links, or compounds them together to form longer period returns. The performances of periods between cash flows are linked together to reflect a return for the whole period. Unlike the S&P 500 Index and the Russell 3000 Index, which are fully invested indexes, the Fund opened on May 13, 2003 and bought equities throughout the year.

While we evaluate companies on an individual basis, we do not believe that the current market environment presents many values at this time. As you can see by the chart below, aggregate U.S. corporate profit margins for 2003 averaged 8.40% of the U.S. Gross Domestic Product (GDP), the highest they have been since 1947 (57 years). We believe that most people attribute these high profit margins primarily to increases in productivity. However, there are many other factors which have contributed to these higher profits that are not economic in nature. Rather they are a matter of accounting convention. Let's look at two of them:

|_| Stock options have not been recognized as an expense for financial reporting purposes. The position of the IRS is that stock options are an expense, and as such are tax deductible. Public companies have no argument with this position. However, thus far they have lobbied successfully to exclude them from compensation expense on their financial statements. Going forward the Financial Accounting Standards Board will require expensing stock options.

|_| Pension Expense is a calculation made up of many estimates, and as such is fertile ground for potential manipulation. Among the variables considered are life expectancy of eligible employees, years of service, future compensation, and expected return on pension assets. An overly optimistic estimate of "expected return" can result in a significant reduction of pension expense. Our research indicates that in recent years the expected return has vastly overstated the actual return for most pension plans.

The items above are accounting issues. There is, however, one important economic issue. In the year of 2004 companies are allowed to write off 50% of their capital spending in the current year for assets acquired in 2004. This tax break has resulted in an "effective tax rate" that is substantially below the "statutory rate" (the rate normally charged on corporate earnings). This tax break is only available in 2004. Thus, after tax- profits have been inflated by this tax break. This tax break has not only favorably impacted earnings, but it has accelerated capital spending this year. Thus, there is some likelihood that we will have relatively more capital spending this year and relatively less spending next year because the tax benefit is not available next year.

[Line Graphs Here]

                      After-Tax Corporate Profits vs. GDP



                              Corporate Tax Rates



Note: Information in the foregoing charts has been derived by the Fund from data published by the Bureau of Economic Analysis found at www.bea.gov last revised on March 25, 2004 found in lines 13-15.

Based on our analysis, if the profit margins were adjusted by these factors to reflect a more sustainable profit margin, which we believe historically has been closer to 5.00% or 6.00%, you would have a decline in earnings of 28.50% on the general market. Additionally, we believe that the potential of higher interest rates increases the likelihood of lower price to earnings multiples (P/E), which would further depress stock prices.

As the tax benefits and option expensing work their way through the system we foresee an emerging environment of lower profit margins, higher interest rates, and lower P/E multiples resulting in lower stock prices. The Federal Reserve has made it quite clear that interest rates will rise going forward. With stocks facing what we believe are peak multiples and peak earnings, and with record low interest rates, all of which are prone to dramatic reversals, we believe that during the past year and for the foreseeable future market risk far outweighs the potential reward.

Long-term success in any field requires preparation, discipline, and patience. We continuously search for new ideas and expand our knowledge in companies and industries, all in preparation for an opportunity that will undoubtedly come. We are disciplined buyers and sellers of assets. We buy a stock only when we believe that it offers substantially more potential for reward than risk. Since there have been few bargains available to us since the Fund's inception, we have and will continue to exercise our discipline and patience.

Our philosophy as a money manager has always been to invest our personal assets in the same manner as we invest for our clients. As of April 2004, the principals, employees, and family dependents of Century Management, collectively, are the largest shareholders of the Fund, representing approximately 9% of the Fund's shares.

We are heartened by the positive response we have received from shareholders in the opening of the CM Advisers Fund. Thank you for your confidence and support.

Sincerely,

CM Fund Advisers


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified fund risk, foreign securities risk, bond interest rate risk and credit risk. For more information about the Fund, including the Fund's objectives, charges, expenses and risks (including more information about the risks listed above), please read the prospectus. A copy of the prospectus may be obtained from CM Fund Advisers by calling 1-800-664-4888 or by calling the Fund directly at 1-800-773-3863. An investor should carefully consider a fund's investment objectives and risks and its charges and expenses, before investing since these factors will directly affect future returns.
--------------------------------------------------------------------------------

                                CM ADVISERS FUND


                    Performance Update - $100,000 Investment
                For the period from May 13, 2003 (Date of Initial
                     Public Investment) to February 29, 2004

[Graph Here]

--------------------------------------------------------------------------------
                           CM Advisers            Russell 3000(R)
                              Fund                    Index
--------------------------------------------------------------------------------
          5/13/2003         $100,000                $100,000
          5/31/2003          101,300                 102,816
          6/30/2003          101,300                 104,204
          7/31/2003          101,600                 106,594
          8/31/2003          102,700                 108,956
          9/30/2003          102,100                 107,773
         10/31/2003          103,300                 114,296
         11/30/2003          103,500                 115,870
         12/31/2003          106,100                 121,170
          1/31/2004          106,500                 123,697
          2/29/2004          106,326                 125,364

This graph depicts the performance of CM Advisers Fund (the "Fund") versus the Russell 3000(R) Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                             Cumulative Total Return

           ------------------------- ------------------------------
                                        Since 05/13/03 (Date of
                                      Initial Public Investment)
           ------------------------- ------------------------------
              No Redemption Fee                 7.40 %
           ------------------------- ------------------------------
              1% Redemption Fee                 6.33 %
           ------------------------- ------------------------------


>> The graph assumes an initial $100,000 investment at May 13, 2003 (date of initial public investment) and reflects the deduction of a 1% redemption fee that occurs within one year following issuance of shares, which has been taken on the last day of the most recently completed fiscal year. All dividends and distributions are reinvested. The redemption fee does not apply to shares purchased by reinvesting dividends.

>> At February 29, 2004, the value of the Fund would have increased to $106,326 - a cumulative total investment return of 6.33% since May 13, 2003. Without the deduction of the 1% redemption fee, the value of the Fund would have increased to $107,400 - a cumulative total investment return of 7.40% since May 13, 2003.

>> At February 29, 2004, the value of a similar investment in the Russell 3000(R) Index would have increased to $125,364 - a cumulative total investment return of 25.36% since May 13, 2003.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 29, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 17.14%

      Chemicals - 1.16%
           Great Lakes Chemical Corporation ......................................                   16,750            $   425,450
                                                                                                                       ------------

      Closed-end Funds - 0.38%
           Central Fund of Canada Ltd. ...........................................                   25,000                 138,500
                                                                                                                       ------------

      Commercial Services - 0.90%
           CPI Corporation .......................................................                    4,800                 105,648
           RR Donnelley & Sons Co. ...............................................                    6,980                 221,685
                                                                                                                       ------------
                                                                                                                            327,333
                                                                                                                       ------------
      Computers - 0.21%
        (a)Maxwell Technologies, Inc. ............................................                    7,340                  76,336
                                                                                                                       ------------

      Electrical Components & Equipment - 0.92%
           Graham Corporation ....................................................                   31,500                 337,050
                                                                                                                       ------------

      Engineering & Construction - 1.45%
        (a)Layne Christensen Company .............................................                   38,155                 532,262
                                                                                                                       ------------

      Home Furnishings - 0.46%
           Maytag Corporation ....................................................                    6,000                 169,380
                                                                                                                       ------------

      Machinery - Construction & Mining - 0.29%
        (a)Astec Industries, Inc. ................................................                    8,100                 107,568
                                                                                                                       ------------

      Media - 0.79%
           The Reader's Digest Association Inc. ..................................                   21,475                 289,912
                                                                                                                       ------------

      Metal Fabricate / Hardware - 2.46%
           Ampco - Pittsburgh Corporation ........................................                    5,735                  78,856
        (a)NS Group, Inc. ........................................................                   87,190                 819,586
                                                                                                                       ------------
                                                                                                                            898,442
                                                                                                                       ------------
      Miscellaneous Manufacturing - 1.65%
           Eastman Kodak Company .................................................                    7,930                 226,322
           Myers Industries, Inc. ................................................                   29,730                 365,382
           Trinity Industries, Inc. ..............................................                      350                  10,185
                                                                                                                       ------------
                                                                                                                            601,889
                                                                                                                       ------------
      Oil & Gas - 3.11%
           Helmerich & Payne, Inc. ...............................................                    2,700                  80,244
        (a)Transocean Inc. .......................................................                   35,845               1,056,711
                                                                                                                       ------------
                                                                                                                          1,136,955
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                          CM ADVISERS FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 29, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Packaging & Containers - 2.00%
     Sonoco Products Company .....................................................                   29,380            $    733,031
                                                                                                                       ------------

Retail - 1.02%
  (a)Toys "R" Us, Inc. ...........................................................                   23,810                 373,817
                                                                                                                       ------------

Textiles - 0.34%
  (a)The Dixie Group, Inc. .......................................................                   10,350                 123,165
                                                                                                                       ------------

     Total Common Stocks (Cost $4,918,280) ................................................................               6,271,090
                                                                                                                       ------------


                                                                                  Interest          Maturity
                                                               Principal            Rate              Date
                                                             ---------------    ------------      -------------
U.S. GOVERNMENT OBLIGATION - 2.69%

      United States Treasury Note ....................         $1,000,000          3.625%           05/15/13                984,141
           (Cost $936,774)                                                                                             ------------


CORPORATE OBLIGATION - 0.49%

      AAR Corporation ................................            180,000          6.875%           12/15/07                180,000
           (Cost $154,209)                                                                                             ------------


                                                                                                       Shares
                                                                                                     ----------
INVESTMENT COMPANY - 79.45%

      Evergreen Institutional Treasury Money Market Fund Class I #497 .........................       29,070,569         29,070,569
           (Cost $29,070,569)                                                                                          ------------


Total Value of Investments (Cost $35,079,832 (b)) .............................................            99.77%      $ 36,505,800
Other Assets Less Liabilities .................................................................             0.23%            82,806
                                                                                                     -----------       ------------
      Net Assets ..............................................................................           100.00%      $ 36,588,606
                                                                                                     ===========       ============

      (a)  Non-income producing investment ....................................................

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ..............................................................................      $  1,425,968
           Unrealized depreciation ..............................................................................                 0
                                                                                                                       ------------
                      Net unrealized appreciation ...............................................................      $  1,425,968
                                                                                                                       ============

See accompanying notes to financial statements

                                                        CM ADVISERS FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                          February 29, 2004


ASSETS
      Investments, at value (cost $35,079,832) ..............................................................          $ 36,505,800
      Cash ..................................................................................................                 1,815
      Income receivable .....................................................................................                39,605
      Receivable for fund shares sold .......................................................................                33,785
      Other asset ...........................................................................................                25,124
                                                                                                                       ------------

           Total assets .....................................................................................            36,606,129
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ......................................................................................                16,137
      Payable for fund shares redeemed ......................................................................                 1,386
                                                                                                                       ------------

           Total liabilities ................................................................................                17,523
                                                                                                                       ------------

NET ASSETS
      (applicable to 3,406,109 shares outstanding; unlimited number
       of $0.001 per share par value beneficial interest shares are authorized) .............................          $ 36,588,606
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE PER SHARE
      ($36,588,606 / 3,406,109 shares) ......................................................................          $      10.74
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................          $ 35,162,638
      Net unrealized appreciation on investments ............................................................             1,425,968
                                                                                                                       ------------
                                                                                                                       $ 36,588,606
                                                                                                                       ============





















See accompanying notes to financial statements

                                                          CM ADVISERS FUND

                                                       STATEMENT OF OPERATIONS

                                                  For the Period from May 13, 2003
                                                 (Date of Initial Public Investment)
                                                      through February 29, 2004

NET INVESTMENT LOSS

      Income
           Interest .....................................................................................              $     38,901
           Dividends ....................................................................................                   123,783
           Miscellaneous ................................................................................                     5,132
                                                                                                                       ------------
               Total income .............................................................................                   167,816
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   175,059
           Fund administration fees (note 2) ............................................................                    21,015
           Distribution and service fees (note 3) .......................................................                    35,026
           Custody fees .................................................................................                     6,089
           Registration and filing administration fees (note 2) .........................................                     6,099
           Fund accounting fees (note 2) ................................................................                    21,556
           Audit & tax fees .............................................................................                    17,500
           Legal fees ...................................................................................                    12,589
           Securities pricing fees ......................................................................                     1,296
           Shareholder servicing fees ...................................................................                     1,401
           Shareholder recordkeeping fees (note 2) ......................................................                    14,323
           Other accounting fees (note 2) ...............................................................                     3,179
           Shareholder servicing expenses ...............................................................                     5,017
           Registration and filing expenses .............................................................                    49,479
           Printing expenses ............................................................................                     3,251
           Trustee fees and meeting expenses ............................................................                    17,720
           Other operating expenses .....................................................................                     5,993
                                                                                                                       ------------
               Total expenses ...........................................................................                   396,592
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) .....................................................                   (21,647)
                    Investment advisory fees waived (note 2) ............................................                  (129,746)
                    Distribution and service fees waived (note 3) .......................................                   (35,026)
                                                                                                                       ------------
               Net expenses .............................................................................                   210,173
                                                                                                                       ------------

                    Net investment loss .................................................................                   (42,357)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                     2,007
      Change in unrealized appreciation on investments ..................................................                 1,425,968
                                                                                                                       ------------
           Net realized and unrealized gain on investments ..............................................                 1,427,975
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  1,385,618
                                                                                                                       ============



See accompanying notes to financial statements

                                                          CM ADVISERS FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                  For the Period from May 13, 2003
                                                 (Date of Initial Public Investment)
                                                      through February 29, 2004



INCREASE IN NET ASSETS

     Operations
         Net investment loss ..............................................................................            $    (42,357)
         Net realized gain from investment transactions ...................................................                   2,007
         Change in unrealized appreciation on investments .................................................               1,425,968
                                                                                                                       ------------

              Net increase in net assets resulting from operations ........................................               1,385,618
                                                                                                                       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .............................              35,202,988
                                                                                                                       ------------

                     Total increase in net assets .........................................................              36,588,606

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                       ------------

     End of period ........................................................................................            $ 36,588,606
                                                                                                                       ============




(a) A summary of capital share activity follows:


                                                                                              Shares                      Value
                                                                                           ------------                ------------

Shares sold ....................................................                              3,473,664                $ 35,909,866

Shares redeemed ................................................                                (67,555)                   (706,878)
                                                                                           ------------                ------------

     Net increase ..............................................                              3,406,109                $ 35,202,988
                                                                                           ============                ============











See accompanying notes to financial statements

                                             CM ADVISERS FUND

                                           FINANCIAL HIGHLIGHTS

                             (For a Share Outstanding Throughout the Period)

                                     For the Period from May 13, 2003
                                   (Date of Initial Public Investment)
                                        through February 29, 2004


Net asset value, beginning of period ...............................................................                  $      10.00

      Income from investment operations
           Net investment loss .....................................................................                         (0.01)
           Net realized and unrealized gain on investments .........................................                          0.75
                                                                                                                      ------------

               Total from investment operations ....................................................                          0.74
                                                                                                                      ------------

Net asset value, end of period .....................................................................                  $      10.74
                                                                                                                      ============

Total return .......................................................................................                          7.40 %

Ratios/supplemental data
      Net assets, end of period ....................................................................                  $ 36,588,606
                                                                                                                      ============

      Ratio of expenses to average net assets (a)
           Before expense reimbursements and waived fees ...........................................                          2.84 %
           After expense reimbursements and waived fees ............................................                          1.50 %

      Ratio of net investment loss to average net assets (a)
           Before expense reimbursements and waived fees ...........................................                         (1.64)%
           After expense reimbursements and waived fees ............................................                         (0.30)%

      Portfolio turnover rate ......................................................................                          6.26 %

(a) Annualized.

















See accompanying notes to financial statements

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The CM Advisers Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the CM Advisers Family of Funds (the "Trust"), a registered open-end management investment company. The Trust was organized in 2002 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on May 13, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.001 par value beneficial interest shares that are authorized. The following is a summary of significant accounting policies followed by the
     Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          As a result of the Fund's operating net investment loss, a reclassification adjustment for $40,350 has been charged to paid-in capital, $2,007 has been charged to undistributed net realized gains, and accumulated net investment loss has been credited $42,357, bringing it to zero.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Van Den Berg Management, Inc. (d/b/a CM Fund Advisers) (the "Adviser") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Adviser receives a fee at the annual rate of 1.25% of the Fund's average daily net assets. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.00% of the average daily net assets of the Fund for the fiscal year ending February 29, 2004. The total annual Fund operating expenses will be limited to 2.25% of the Fund's average daily net assets, which includes 0.25% for distribution and service fees. There can be no assurance that the Expense Limitation Agreement will continue in the future. Pursuant to the Expense Limitation Agreement, the Adviser has waived a portion of its fee amounting to $129,746 ($0.08 per share) and reimbursed $21,647 of the operating expenses incurred by the Fund for the period ended February 29, 2004.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.150% of the Fund's first $50 million of average daily net assets, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $150 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Adviser or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

                                                                     (Continued)

                                CM ADVISERS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2004



     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived all of these fees amounting to $35,026 for the period ended February 29, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $5,316,562 and $247,836, respectively, for the period ended February 29, 2004. Purchases and sales of long-term U.S. government securities aggregated $932,865 and $0, respectively, for the period ended February 29, 2004.



































                                                                    (Continued)

                                CM ADVISERS FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                February 29, 2004
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746. The Independent Trustees received aggregate compensation of $17,750 during the fiscal year ended February 29, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                  in Fund
                                    Position(s)                                                   Complex
                                     Held with    Length of        Principal Occupation(s)      Overseen by    Other Directorships
      Name, Age and Address            Trust       Service           During Past 5 Years          Trustee        Held by Trustee
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
                                                       Independent Trustees
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Brian R. Bruce (48)                Trustee       Since 5/2003  Mr.    Bruce   has   been   the       1                 None
                                                               Director of Global  Investments
                                                               of  PanAgora  Asset  Management
                                                               since  December  1999.   Before
                                                               joining  PanAgora,   Mr.  Bruce
                                                               was  a  professor  at  Southern
                                                               Methodist    University    from
                                                               January 1995 to December 1999.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Mark F. Ivan (47)                  Trustee       Since 5/2003  Mr.    Ivan    has   been   the       1                 None
                                                               President   of   Ivan   Capital
                                                               Management,   Inc.  since  June
                                                               1996.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Richard M. Lewis (44)              Trustee       Since 5/2003  Mr.  Lewis  has been the  Chief       1        Mr.  Lewis serves as a
                                                               Financial       Officer      of                director            of
                                                               Bluecurrent,      Inc.,      an                Net-Sieve,   Inc.,   a
                                                               information          technology                private  company whose
                                                               services  firm,  since  January                business            is
                                                               2002.       Before      joining                developing   filtering
                                                               Bluecurrent,  he was  the  Vice                appliances         for
                                                               President of  Acquisitions  for                corporate           IT
                                                               AMPAM,  Inc.,  a  plumbing  and                environments.
                                                               mechanical  services firm, from
                                                               August 1999 to  December  2001.
                                                               He was a  Director  of  Societe
                                                               Generale     before     joining
                                                               AMPAM.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
A. Zorel Paritzky, M.D. (62)       Trustee       Since 5/2003  Dr.   Paritzky   has   been   a       1                 None
                                                               physician      with     Cardiac
                                                               Associates  Medical Group, Inc.
                                                               since November 1974.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
William  R.  Reichenstein,  Ph.D.  Trustee       Since 5/2003  Dr.  Reichenstein  has  been  a       1                 None
(52)                                                           professor at Baylor  University
                                                               since   August   1990.   He  is
                                                               currently   the   professor  of
                                                               Finance  and the Pat and Thomas
                                                               R. Powers  Chair in  Investment
                                                               Management      -      Finance,
                                                               Insurance and Real Estate.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------





                                                                                       (Continued)

                                CM ADVISERS FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                February 29, 2004
                                   (Unaudited)


---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                  in Fund
                                    Position(s)                                                   Complex
                                     Held with    Length of        Principal Occupation(s)      Overseen by    Other Directorships
      Name, Age and Address            Trust       Service           During Past 5 Years          Trustee        Held by Trustee
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
                                                Interested Trustees* and Officers
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Arnold Van Den Berg (64)**         Trustee,      Since         Mr.   Van   Den   Berg  is  the       1                 None
                                   Chairman,     11/2002       founder  and  President  of the
                                   President                   Adviser.    He   has   been   a
                                                               portfolio   manager   for   the
                                                               Adviser since 1974.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
James D. Brilliant (38)**          Trustee,      Since 5/2003  Mr.     Brilliant    is    Vice       1                 None
                                   Treasurer                   President    and    a    senior
                                                               portfolio manager of the
                                                               Adviser. He has been with the
                                                               Adviser since January 1987,
                                                               and a Chartered Financial
                                                               Analyst (CFA).
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Scott Van Den Berg (37)**          Trustee,      Since 5/2003  Mr.   Van  Den   Berg  is  Vice       1                 None
                                   Secretary                   President  of the  Adviser  and
                                                               has been  with  the firm  since
                                                               May  1993.  He  is a  Certified
                                                               Financial  Planner  (CFP) and a
                                                               Chartered    Retirement    Plan
                                                               Specialist (CRPS).
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Aaron S. Buckholtz (40)            Trustee       Since 5/2003  Mr.  Buckholtz  is a  financial       1                 None
                                                               analyst  and a director  of the
                                                               Adviser  and has been  with the
                                                               firm since March 1990.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
C. Frank Watson III (33)           Asst.         Since 5/2003  Mr.   Watson   has   been   the      n/a                N/a
The Nottingham Company             Secretary                   President  and Chief  Operating
116 South Franklin Street                                      Officer   of   The   Nottingham
Post Office Box 69                                             Company (Administrator),  since
Rocky Mount, NC  27803                                         1999.  He  was  previously  the
                                                               Chief Operating  Officer of The
                                                               Nottingham Company.
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------
Julian G. Winters (35)             Asst.         Since 5/2003  Mr.  Winters  has been the Vice      n/a                N/a
The Nottingham Company             Treasurer                   President     of     Compliance
116 South Franklin Street                                      Administration      of      The
Post Office Box 69                                             Nottingham Company, since 1998.
Rocky Mount, NC  27803
---------------------------------- ------------- ------------- -------------------------------- ------------- ----------------------

 * Each of the Interested  Trustees is an Interested  Trustee  because each is an officer and  employee of the  Adviser.
** Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.

Deloitte
                                                     Deloitte & Touche LLP

                                                     Two World Financial Center
                                                     New York, NY  10281-1414
                                                     USA

                                                     Tel: +1-212-436-2000
                                                     Fax: +1-212-436-5000
                                                     www.deloitte.com

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of CM Advisers Family of Funds And Shareholders of The CM Advisers Fund:

We have audited the accompanying statement of assets and liabilities of The CM Advisers Fund (the "Fund"), including the portfolio of investments, as of February 29, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended February 29, 2004 and the financial highlights for the year ended February 29, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The CM Advisers Fund as of February 29, 2004, the results of its operations the year then ended, the changes in its net assets for the year then ended, and the financial highlights the year ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


April 23, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________


                   a series of the CM Advisers Family of Funds
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2. CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(e)      Not applicable.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 11.(a)(1) below.




Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.


(a)(2) Mr. Richard M. Lewis is the audit committee financial expert and he is "independent" for purposes of Item 3 of Form N-CSR.


(a)(3)   Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant were $12,000 for the fiscal year ended February 29, 2004. This amount represents aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

         The fiscal year ended February 29, 2004 was the initial fiscal year for the registrant.

(b) Audit-Related Fees - There were no additional fees in during the fiscal year ended February 29, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - There were no tax fees billed to the registrant in the fiscal year ended February 29, 2004.

(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended February 29, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception. There were no other fees paid to the Accountant which were not disclosed in Items
         (a) through (c) above during the fiscal year ended February 29, 2004.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the fiscal year ended February 29, 2004 at the registrant's initial board of trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.


(h)      Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6. [Reserved]





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 11.(a)(1).


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CM Advisers Family of Funds


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 ________________________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: May 7, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 ________________________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 CM Advisers Family of Funds

Date: May 7, 2004





By:  (Signature and Title)       /s/ James D. Brilliant
                                 ________________________________
                                 James D. Brilliant
                                 Trustee, Treasurer and Principal Financial
                                 Officer
                                 CM Advisers Family of Funds

Date: May 7, 2004